Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities - Schedule of Deferred Income Taxes and Other Liabilities Noncurrent (Details) - USD ($)
$ in Millions
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities [Abstract]
Deferred income taxes	$ 161.0	$ 40.1	$ 33.1
Pension and other post-retirement obligations, non-current	11.7	12.5	12.4
Other long-term liabilities	24.7	24.9	18.0
Total deferred income taxes and other long-term liabilities	$ 197.4	$ 77.5	$ 63.5